UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Arizona - 3.7%	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation), Series A, 5.625%, 7/01/38	$2,525	$1,766,793
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/32	5,635	4,583,058
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	5,270	4,193,075

			10,542,926

California - 21.0%	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6%, 7/01/18	2,250	1,884,735
	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%, 6/01/55 (a)	9,710	80,593
	California Educational Facilities Authority Revenue Bonds (University of Southern California), Series A, 5.25%, 10/01/39	2,845	2,951,090
	California HFA, Home Mortgage Revenue Bonds, AMT, Series G, 5.50%, 8/01/42	10,150	9,817,689
	California HFA, Home Mortgage Revenue Bonds, AMT, Series K, 5.50%, 2/01/42	3,865	3,756,278
	California State, GO, 6.50%, 4/01/33	10,670	11,598,290
	California State, GO, Refunding, 5%, 6/01/32	3,800	3,497,900
	California State, GO, Refunding, 5%, 6/01/34	2,700	2,457,081
	California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%, 10/01/33	5,000	4,761,500
	Los Angeles, California, Community College District, GO (Election of 2001), Series A, 5%, 8/01/32 (b)(c)	2,530	2,509,254
	Los Angeles, California, Unified School District, GO, Series D, 5%, 7/01/27	2,375	2,416,325
	Los Angeles, California, Unified School District, GO, Series I, 5%, 7/01/26	1,250	1,274,763
	Los Angeles, California, Unified School District, GO, Series I, 5%, 7/01/27	1,750	1,780,450
	San Diego, California, Community College District, GO (Election of 2002), 5.25%, 8/01/33	1,845	1,884,243
	San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.625%, 8/01/27	3,120	3,123,588
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	5,755	5,393,989

			59,187,768

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Agency
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds

BlackRock Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Colorado - 3.4%	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (c)	$2,750	$2,618,990
	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (c)	1,375	1,356,795
	Northwest Parkway Public Highway Authority, Colorado, Senior Revenue Bonds, Series A, 5.25%, 6/15/11 (c)(d)	4,000	4,375,480
	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50%, 12/01/37	1,375	1,131,955

			9,483,220

District of Columbia - 6.2%	District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25%, 6/01/33 (e)	1,265	747,476
	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.50%, 5/15/33	7,500	6,618,300
	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	11,500	10,132,305

			17,498,081

Florida - 13.6%	Leesburg, Florida, Hospital Revenue Bonds (Leesburg Regional Medical Center Project), 5.50%, 7/01/32	2,650	2,156,490
	Live Oak Community Development District Number 001, Florida, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,115	3,064,817
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	5,275	4,441,444
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.25%, 10/01/38 (f)	2,855	2,557,281
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (d)	6,850	7,677,754
	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (g)	2,005	1,838,084
	Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50%, 5/15/13 (d)	10,000	11,425,300
	Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	1,990	1,410,572
	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.90%, 10/01/34	4,405	3,625,051

			38,196,793

Georgia - 4.0%	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38 (h)(i)	1,270	514,350
	Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia College and State University Foundation), 5.625%, 9/01/14 (d)	5,000	5,971,350
	Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds (Emory University Project), Series C, 5%, 9/01/38	4,635	4,703,274

			11,188,974

Illinois - 11.0%	CenterPoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 10%, 6/15/23 (j)	2,470	1,953,770
	Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare), 5.50%, 1/01/22	8,000	7,462,080

BlackRock Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%, 2/01/35 (b)(k)	$4,200	$3,758,328
	Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.50%, 6/15/30 (l)(m)	15,000	13,953,900
	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A, 5.625%, 2/15/37	910	604,986
	Illinois State Finance Authority Revenue Bonds (Monarch Landing,Inc. Project), Series A, 7%, 12/01/37	1,585	1,127,823
	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial Hospital), Series A, 5.50%, 8/15/14 (d)	1,880	2,195,708
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (h)	900	88,542

			31,145,137

Indiana - 1.2%	Indiana Health Facilities Financing Authority, Revenue Bonds (Ascension Health Credit Group), Series F, 5.375%, 11/15/25	2,095	2,147,040
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series B, 6%, 1/01/39	1,200	1,239,660

			3,386,700

Maryland - 0.3%	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Union Hospital of Cecil County), 5.625%, 7/01/32	1,000	959,420

Michigan - 0.6%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	2,305	1,804,930

Missouri - 1.7%	Highway 370/Missouri Bottom Road/Taussig Road Transportation Development District Revenue Bonds, 7.20%, 5/01/33	6,000	4,775,640

Multi-State - 4.6%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (j)(n)	1,000	1,020,770
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (j)(n)	5,000	5,160,500
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (j)(n)	3,500	3,606,995
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (j)(n)	3,000	3,106,500

			12,894,765

Nevada - 0.9%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	2,855	2,676,677

New Jersey - 11.5%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (o)	9,000	7,024,950
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	4,000	3,176,480
	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement District Project), AMT, Series B, 6.50%, 4/01/31	10,000	7,512,700
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	7,475	6,034,044
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	10,100	8,769,224

			32,517,398

New Mexico - 2.2%	New Mexico Region III Housing Authority, M/F Housing Revenue Bonds (Villa Del Oso Apartments), Series A, 6%, 1/01/13 (d)	5,200	6,107,088

New York - 5.2%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	985	619,161
	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	6,700	6,200,984

BlackRock Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	$1,715	$1,803,460
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	1,100	950,752
	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,225	1,136,053
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9%, 12/01/10	3,980	3,981,632

			14,692,042

North Carolina - 1.3%	Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	7,500	3,640,275

Ohio - 1.0%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,190	852,195
	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (b)(p)	2,090	2,100,868

			2,953,063

Oklahoma - 1.3%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	3,925	3,596,517

Pennsylvania - 6.4%	Monroe County, Pennsylvania, Hospital Authority Revenue Bonds (Pocono Medical Center), 6%, 1/01/14 (d)	5,000	5,891,900
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.375%, 11/01/41	5,175	4,259,180
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%, 12/01/36	8,425	7,943,006

			18,094,086

Puerto Rico - 1.2%	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/36 (f)	3,370	3,303,004

South Carolina - 6.3%	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self Memorial Hospital), 5.50%, 10/01/26	3,280	3,107,833
	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self Memorial Hospital), 5.50%, 10/01/31	3,250	2,922,302
	South Carolina Jobs EDA, Hospital Facilities Revenue Bonds (Georgetown Memorial Hospital), 5.375%, 2/01/30 (o)	3,750	3,246,825

BlackRock Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series A, 6.25%, 8/01/31	$2,640	$2,446,250
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (d)	5,000	5,921,194

			17,644,404

Tennessee - 3.8%	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.771%, 1/01/21 (a)(c)	20,405	10,706,708

Texas - 25.4%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series A, 8.25%, 10/01/30	2,400	1,283,976
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series C, 5.75%, 5/01/36	2,400	1,847,976
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series B, 6%, 11/01/23 (k)	2,000	2,003,580
	Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 6.10%, 8/01/24	17,400	14,415,726
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3, 5.961%, 11/15/36 (a)(k)	25,375	2,889,705
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 6%, 11/15/35 (f)	9,145	10,077,790
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%, 5/15/13 (d)(k)	30	33,802
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%, 5/15/31 (k)	1,270	1,238,567
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series A, 5%, 5/15/13 (d)(k)	5	5,634
	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (k)	930	887,406
	North Texas Tollway Authority, System Revenue Refunding Bonds, Second Tier, Series F, 6.125%, 1/01/31	6,790	6,923,899
	San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/24	3,600	3,333,816
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.084%, 8/15/36 (a)(l)	58,370	9,312,933
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.094%, 8/15/37 (a)(l)	65,000	9,641,450
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.094%, 8/15/38 (a)(l)	27,600	3,793,896
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (l)	4,575	3,856,039

			71,546,195

Virginia - 3.2%	Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (l)	9,000	9,115,290

BlackRock Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Washington - 5.1%	King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (c)	$1,960	$1,962,097
	Washington State, GO, Series E, 5%, 2/01/34	8,110	8,265,225
	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (b)(k)	4,820	4,279,871

			14,507,193

Wisconsin - 1.3%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	3,930	3,736,369

Wyoming - 0.6%	Wyoming Municipal Power Agency, Power Supply Revenue Bonds, Series A, 5.50%, 1/01/33	800	805,400
	Wyoming Municipal Power Agency, Power Supply Revenue Bonds, Series A, 5.50%, 1/01/38	750	750,975

			1,556,375

	Total Municipal Bonds - 148.0%		417,457,038

	Municipal Bonds Transferred to Tender Option Bond Trusts (q)

Alabama - 0.9%	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	2,519	2,438,517

Colorado - 2.4%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-3, 5.10%, 10/01/41 (c)	4,230	4,105,850
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-7, 5%, 9/01/36 (c)	2,710	2,631,274

			6,737,124

Connecticut - 3.7%	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), Series T-1, 4.70%, 7/01/29	5,170	5,324,118
	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), Series X-3, 4.85%, 7/01/37	5,130	5,216,287

			10,540,405

Massachusetts - 1.1%	Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	3,150	3,105,144

New York - 1.0%	New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Bonds (New York City Water Project), Series B, 5%, 6/15/31	2,850	2,884,400

Virginia - 3.5%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	5,910	6,095,869
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (k)	3,750	3,780,712

			9,876,581

Washington - 1.1%	Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (c)	3,030	3,062,478

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 13.7%		38,644,649

	Total Long-Term Investments (Cost - $491,807,100) - 161.7%		456,101,687

BlackRock Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value

Money Market Fund - 2.8%	FFI Institutional Tax-Exempt Fund, 0.72% (r)(s)	7,900,000	$7,900,000

	Total Short-Term Securities (Cost - $7,900,000) - 2.8%		7,900,000

	Total Investments (Cost - $499,707,100*) - 164.5%		464,001,687
	Other Assets Less Liabilities - 1.8%		4,931,489
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (7.4)%		(20,870,641)
	Preferred Shares, at Redemption Value - (58.9)%		(166,066,183)

	Net Assets Applicable to Common Shares - 100.0%		$281,996,352

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$478,083,448

Gross unrealized appreciation	$11,373,337
Gross unrealized depreciation	(46,283,469)

Net unrealized depreciation	$(34,910,132)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	FGIC Insured.

(c)	FSA Insured.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	ACA Insured.

(f)	Assured Guaranty Insured.

(g)	XL Capital Insured.

(h)	Non-income producing security.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(k)	NPFGC Insured.

(l)	AMBAC Insured.

(m)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(n)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(o)	Radian Insured.

(p)	BHAC Insured.

(q)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(r)	Represents the current yield as of report date.

(s)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	5,198,979	$88,676

BlackRock Municipal Income Trust II

Schedule of Investments May 31, 2009 (Unaudited)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Level 1	$7,900,000
Level 2	456,101,687
Level 3	—

Total	$464,001,687

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Income Trust II

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: July 15, 2009